Consolidated Statements of Changes in Equity Statement - USD ($) $ in Thousands	Total	Attributable to equity holders of the Company	Issued capital	Share option reserve	Investment revaluation reserve	Deficit	Non- controlling interests
Number of shares issued, beginning (shares) at Dec. 31, 2015			151,883,734
Equity, beginning at Dec. 31, 2015	$ 1,298,616	$ 1,297,222	$ 2,298,390	$ 22,829	$ (458)	$ (1,023,539)	$ 1,394
Net earnings for the year	101,825	100,085				100,085	1,740
Other comprehensive income	892	892			892
Total comprehensive earnings for the year	102,717	100,977			892	100,085	1,740
Shares issued on the exercise of stock options, shares			254,146
Shares issued on the exercise of stock options	2,399	2,399	$ 3,223	(824)
Shares issued as compensation, shares (Note 25)			196,772
Shares issued as compensation (Note 25)	2,365	2,365	$ 2,365
Share-based compensation on option grants	941	941		941
Distributions by subsidiaries to non-controlling interests	(428)						(428)
Dividends paid	(7,606)	(7,606)				(7,606)
Number of shares issued, ending (shares) at Dec. 31, 2016			152,334,652
Equity, ending at Dec. 31, 2016	1,399,004	1,396,298	$ 2,303,978	22,946	434	(931,060)	2,706
Net earnings for the year	123,451	120,991				120,991	2,460
Other comprehensive income	1,171	1,171			1,171
Total comprehensive earnings for the year	124,622	122,162			1,171	120,991	2,460
Shares issued on the exercise of stock options, shares			307,266
Shares issued on the exercise of stock options	2,606	2,606	$ 3,604	(998)
Shares issued as compensation, shares (Note 25)			135,404
Shares issued as compensation (Note 25)	2,020	2,020	$ 2,020
Share-based compensation on option grants	515	515		515
Acquisition of mineral interests, shares			525,654
Acquisition of mineral interests	8,650	8,650	$ 8,650
Distributions by subsidiaries to non-controlling interests	(1,052)	(87)				(87)	(965)
Dividends paid	(15,314)	(15,314)				(15,314)
Number of shares issued, ending (shares) at Dec. 31, 2017			153,302,976
Equity, ending at Dec. 31, 2017	$ 1,521,051	$ 1,516,850	$ 2,318,252	$ 22,463	$ 1,605	$ (825,470)	$ 4,201